1(212) 318-6052
christophertafone@paulhastings.com

May 1, 2015

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:	Brookfield Investment Funds (the "Company") Registration Statement on Form N-1A under the Securities Act of 1933

Ladies and Gentlemen:

On behalf of the Company, we hereby transmit for filing under the Securities Act of 1933 and the Investment Company Act of 1940 one copy of Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A.  It is proposed that this filing will become effective on July 15, 2015, pursuant to paragraph (a)(2) of Rule 485 of the Securities Act of 1933.

The Company is making this filing pursuant to Rule 485(a) to introduce a new series of the Company.

Should you have any questions or comments regarding the filing, please do not hesitate to contact me at (212) 318-6275.

Sincerely,

/s/ Christopher J. Tafone

Christopher J. Tafone
for PAUL HASTINGS LLP

CJT